Shareholders' Equity - Schedule of Issued and Outstanding (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Issued and Outstanding [Line Items]
Authorized	100,000,000	100,000,000
Issued and outstanding	69,590,228	63,762,001
Ordinary Shares [Member]
Schedule of Issued and Outstanding [Line Items]
Authorized	100,000,000	100,000,000
Issued and outstanding	69,590,228	63,762,001